Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Text Block [Line Items]
Equity
16	Equity

	2021	2020
Ordinary shares issued and fully paid as at January 1	54,553,972	53,863,810

Share buy-back during the year	(691,884)	—
Issued during the period	2,991,877	690,162

Ordinary shares issued and fully paid as at December 31	56,853,965	54,553,972

16.1	Issued capital
On March 12, 2020 and March 17, 2020, the Company issued 345,081 no par registered shares to minority shareholders in Fengari and Pelion in exchange for € 1.4 million and € 4.8 million, respectively, to align its shareholding with that of SGHC. The € 6.2 million received for the issuance of shares has been recorded to issued share capital.
On January 27, 2021 the Company bought back 691,884 of its shares from its shareholders for € 10.7 million. This transaction has been be treated as a reduction of issued capital.
On March 12, 2021, the Company issued 230,180 no par registered shares to minority shareholders in SGHC in exchange for the acquisition of Raging River for a fair value of € 16.7 million. The shareholders paid an amount of € 3.6 million towards the issue of shares. The € 16.7 million for the issuance of shares has been recorded to issued capital.
On June 25, 2021, external loans with a value of € 203.0 million were novated from a number of Group subsidiaries to SGHC. This debt was then further novated to the shareholders of the Company registered at close of business on that date, in consideration for an aggregate additional 2,761,697 ordinary shares in the Company, in the same pro-rata
proportions as the shareholding percentages just prior to this loan novation and share issue. The Company incurred no gain or loss on the extinguishment of this debt. The Company issued these shares on June 30, 2021. In addition to the above, transaction costs to the value of €0.5 million was capitalized against share capital.

16.2	Foreign exchange reserve
The foreign exchange reserve relates to retranslation of the Group’s foreign subsidiaries with a non-Euro
functional currency into the Group’s presentation currency.

16.3	Entities with significant influence over the Group
During the year and as at December 31, 2021, the Group did not have an ultimate holding company as no entity is deemed to have control over the Group. Instead both Knuttson Ltd and Chivers Ltd (previously Chivers Trust) are considered to exercise significant influence by way of holding 48.94% and 20.34%, respectively, of the issued share capital of SGHC as at December 31, 2021 and 2020. Refer to note 24 for changes in shareholders after the reporting date.

Parent [member]
Text Block [Line Items]
Equity
8	Equity

2021
€
Ordinary shares issued and fully paid as at March 29	—

Issued during the period	—

Ordinary shares issued and fully paid as at December 31	—

8.1	Issued capital
On March 29, 2021, the Company issued one ordinary share of no par value. The Company incurred total transaction costs of €1.4 million in relation to the listing discussed in note 11. Of this amount, €0.1 million has been included in Prepaid transaction costs within the consolidated statement of financial position, which will be capitalised to issued capital upon closing of the transaction.

8.2	Entities with control over the Company
The Company’s holding entity is Knuttson Ltd.